INTANGIBLE ASSETS, NET AND GOODWILL	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET AND GOODWILL

NOTE 6 - INTANGIBLE ASSETS, NET AND GOODWILL:

	Capitalization of development costs	Purchased license	Core Technology License	Total

COST
As of January 1, 2025	5,266	782	10,449	16,497
Currency translation adjustments	194	58	-	252
As of December 31, 2025	5,460	840	10,449	16,749

Accumulated amortization
As of January 1, 2025	2,788	75	1,306	4,169
Amortization	534	103	2,612	3,249
Impairment	1,542	-	-	1,542
Currency translation adjustments	(121)	(6)	-	(127)
As of December 31, 2025	4,743	172	3,918	8,833

Net book value as of December 31, 2025	717	668	6,531	7,916

	Capitalization of development costs	Purchased license	Core Technology License	Total

COST
As of January 1, 2024	5,342	819	10,449	16,610
Capitalized development cost	169	-	-	169
Currency translation adjustments	(245)	(37)	-	(282)
As of December 31, 2024	5,266	782	10,449	16,497

Accumulated amortization
As of January 1, 2024	124	-	-	124
Amortization	694	75	1,306	2,075
Impairment	2,197	-	-	2,197
Currency translation adjustments	(227)	-	-	(227)
As of December 31, 2024	2,788	75	1,306	4,169

Net book value as of December 31, 2024	2,478	707	9,143	12,328

Intangible assets as of December 31, 2025 and 2024 consist of capitalized development costs of the Group’s technology, the cost of the exclusive license intellectual property and core technology license raised from the TrueGold business combination that reflects the existence of underlying technology that has value through its continued use or re-use in many products or many generations of a singular product (that is, a product family). The capitalized development costs and purchased license are amortized in accordance with its useful life of 5.5 years. The Core Technology License is amortized in accordance with its useful life of 4 years. The Company commenced amortization of both the capitalized development costs and purchased licenses and core technology as of July 1, 2024.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 6 - INTANGIBLE ASSETS, NET AND GOODWILL (CONT.):

Goodwill and impairment

The Group is required to test, on an annual basis, whether goodwill has suffered any impairment. The recoverable amount is determined based on value in use calculations. The use of this method requires an estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

During 2025 and 2024, the Group did not meet its revenue forecast. This had an adverse impact on the projected value in use of the operation and consequently resulted in an impairment to goodwill of $6,024 and $6,813 for the years ended December 31, 2025, and 2024 respectively. The (pre-tax) discount rate used to measure the CGU’s value in use was 30.0% and 29.6% for the years ended December 31, 2025, and 2024 respectively.

The carrying amount of goodwill is $20,120 and $26,144 for the years ended December 31, 2025, and 2024 respectively.

The recoverable amount has been determined using value in use calculations based on cash flow projections derived from Company approved budgets, reflecting management’s expectation.